Company Information - Milestone payment from AbbVie and French Research Tax Credits (CIR) (Details) - EUR (€) € in Millions	Apr. 21, 2022	Jan. 31, 2022	Dec. 31, 2021
Company Information
French Research Tax Credit (CIR), payments received	€ 3.6
AbbVie
Company Information
Milestone payments received		€ 4.0	€ 4.0